Loss before income tax	12 Months Ended
Jun. 30, 2022
Disclosure Of Loss Before Income Tax [Abstract]
Loss before income tax

3. Loss before income tax

		Year Ended June 30,
(in U.S. dollars, in thousands)	Note	2022	2021	2020
Revenue
Commercialization revenue		9,039	7,434	6,614
Milestone revenue		1,172	—	25,000
Interest revenue		3	22	542
Total Revenue		10,214	7,456	32,156

Clinical trial and research & development		(10,483)	(18,569)	(24,565)
Manufacturing production & development		(28,884)	(31,590)	(23,944)

Employee benefits
Salaries and employee benefits		(18,997)	(26,804)	(25,100)
Defined contribution superannuation expenses		(402)	(379)	(327)
Equity settled share-based payment transactions(1)		(5,536)	(12,510)	(7,522)
Total Employee benefits		(24,935)	(39,693)	(32,949)

Depreciation and amortization of non-current assets
Plant and equipment depreciation		(1,144)	(1,016)	(585)
Right of use asset depreciation		(1,717)	(1,691)	(1,508)
Intellectual property amortization		(1,519)	(1,557)	(1,574)
Total Depreciation and amortization of non-current assets		(4,380)	(4,264)	(3,667)

Other Management & administration expenses
Overheads & administration		(10,157)	(7,757)	(8,276)
Consultancy		(3,751)	(5,386)	(5,168)
Legal, patent and other professional fees		(5,571)	(6,950)	(5,854)
Intellectual property expenses (excluding the amount amortized above)		(2,621)	(2,389)	(2,683)
Total Other Management & administration expenses		(22,100)	(22,482)	(21,981)

Fair value remeasurement of contingent consideration
Remeasurement of contingent consideration	5(g)(iii)	913	18,687	1,380
Total Fair value remeasurement of contingent consideration		913	18,687	1,380

Fair value remeasurement of warrant liability
Remeasurement of warrant liability	5(g)(vi)	5,896	—	—
Total Fair value remeasurement of warrant liability		5,896	—	—

Other operating income and expenses
Government grant revenue		—	68	78
Foreign exchange gains/(losses)		(536)	1,471	246
Foreign withholding tax paid		(3)	—	—
Total Other operating income and expenses		(539)	1,539	324

Finance (costs)/gains
Remeasurement of borrowing arrangements		(382)	5,225	607
Interest expense		(16,906)	(15,939)	(14,716)
Total Finance costs		(17,288)	(10,714)	(14,109)

Total loss before income tax		(91,586)	(99,630)	(87,355)

(1)	Share-based payment transactions

For the years ended June 30, 2022, 2021 and 2020, share-based payment transactions have been reflected in the Consolidated Statement of Comprehensive Income functional expense categories as follows:

	Year Ended June 30,
(in U.S. dollars)	2022	2021	2020
Research and development	3,547,182	7,782,330	3,194,695
Manufacturing and commercialization	378,096	547,998	434,403
Management and administration	1,610,567	4,179,416	3,892,647
Equity settled share-based payment transactions	5,535,845	12,509,744	7,521,745

Revenue recognition

Grünenthal arrangement

In September 2019, the Group entered into a strategic partnership with Grünenthal for the development and commercialization in Europe and Latin America of the Group’s allogeneic mesenchymal precursor cell (“MPC”) product, MPC-06-ID, receiving exclusive rights to the Phase 3 allogeneic product candidate for the treatment of low back pain due to degenerative disc disease.

The Group received a non-refundable upfront payment of $15.0 million in October 2019, on signing of the contract with Grünenthal. The Group received a milestone payment in December 2019 of $2.5 million in relation to meeting a milestone event as part of the strategic partnership with Grünenthal.

In June 2021, the Group announced its intention to leverage the results from a planned US trial to support potential product approvals in both the US and EU by including 20% EU patients in order to provide regulatory harmonization, cost efficiencies and streamlined timelines, without initiating an EU trial. As a result, the strategic partnership with Grünenthal has been amended, and milestone payments relating to R&D and CMC services and other development services which were linked to the Europe trial have been removed, instead the Group is eligible to receive payments up to $112.5 million prior to product launch in the EU, inclusive of $17.5 million already received, if certain clinical and regulatory milestones are satisfied and reimbursement targets are achieved. Cumulative milestone payments could reach $1 billion depending on the final outcome of Phase 3 studies and patient adoption. The Group will also receive tiered double-digit royalties on product sales as per the original agreement.

The $2.5 million milestone payment received in December 2019 from Grünenthal was considered deferred consideration as of June 30, 2022. The performance obligation for the $2.5 million was previously satisfied under the original agreement, however under the amended agreement with Grünenthal it is subject to repayment to Grünenthal. Revenue will be recognized when the clinical trial has recruited the required amount of European patients, as the $2.5 million will no longer be subject to repayment to Grünenthal. For the years ended June 30, 2022, 2021 and 2020, respectively, no milestone revenue was recognized in relation to this strategic partnership with Grünenthal.

See Note 23(e) for further details about the Group’s revenue recognition policies.